CASH AND RESTRICTED CASH (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH AND RESTRICTED CASH
Cash	¥ 5,810,938	¥ 2,161,622
Restricted cash - current assets	34,299	87
Restricted cash - non-current assets	128,025	123,039
Total cash and restricted cash shown in the consolidated statements of cash flows	¥ 5,973,262	¥ 2,284,748	¥ 1,947,600	¥ 1,838,992